Subsequent Events (Details Narrative) - USD ($)									1 Months Ended					3 Months Ended		12 Months Ended
	Oct. 11, 2019	Oct. 09, 2019	Oct. 01, 2019	Sep. 10, 2019	Aug. 02, 2019	Aug. 02, 2019	Jul. 03, 2019	Jul. 03, 2019	Nov. 21, 2019	Oct. 17, 2019	Jul. 28, 2019	Jul. 28, 2019	Jul. 19, 2019	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Jan. 06, 2020	Aug. 23, 2019
Debt instrument converted into common stock					400,000	400,000										400,000
Common stock, value														$ 1,151		$ 990	$ 889
Common stock, shares issued														11,512,449		9,897,116	8,886,416
Stock issued for legal services, amount														$ 260,000		$ 29,550
Joint Ventures [Member]
Common stock, shares issued							200,000	200,000
Repayment of related party											$ 50,000
Warrant [Member]
Expected life														1 year
Accredited Investor [Member]
Stock issued for legal services, shares											22,000
Common stock, value			$ 10,000	$ 28,000			$ 50,000	$ 50,000		$ 20,000								$ 50,000
Common stock, shares issued				56,000			333,333	333,333			80,000	80,000						333,333
Payment on behalf of related party											$ 20,000	$ 20,000
Stock issued for legal services, amount											$ 11,000
Common stock, shares sold			20,000	56,000						40,000
Shares issued upon exercise of warrants	6,000	380,000							40,000	100,000
Warrants issued to purchase common stock							333,333	333,333
Expected life														3 years
Accredited Investor [Member] | Options [Member]
Common stock, price per share							$ .25	$ .25
Expected life							2 years
Option issued to purchase shares of common stock							100,000	100,000
Accredited Investor [Member] | Warrant One [Member]
Common stock, price per share			$ 2.00	$ 2.00														$ 2.50
Warrants issued to purchase common stock			20,000	112,000														151,151
Expected life			2 years	2 years			2 years
Accredited Investor [Member] | Warrant [Member]
Common stock, value							$ 50,000	$ 50,000
Common stock, shares issued							333,333	333,333
Warrant issued to purchase common stock																		$ 151,151
Common stock, price per share			$ 1.00	$ 1.00			$ .50	$ .50		$ 1.00								$ 1.00
Warrants issued to purchase common stock				112,000
Michael Mansouri [Member] | Radiant Images, Inc. [Member]
Shares issued for acquisition													260,000
Gianna Wolfe [Member] | Radiant Images, Inc. [Member]
Shares issued for acquisition													260,000
Investor [Member]
Common stock, shares issued																			40,000
Shares issued in consideration for relation services										18,000
Director [Member]
Shares issued for accounting services		18,400
Shares issued for corporate services		18,000
Stock issued for legal services, shares		330,000
Common stock, value		$ 183,200